UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2009

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2009

		Shares	Market Value

COMMON STOCKS (LONG POSITIONS)	46.55%

Apparel-Clothing Mfg	0.61%
Coach Inc		81,200	2,402,708

Banks-Money Center	1.42%
Bank Of America Corp		300,000	4,437,000
Goldman Sachs Group Inc		7,200	1,175,760
			5,612,760

Beverages-Soft Drinks	0.98%
Coca Cola Co		77,800	3,877,552

Bldg-Constr Prds/Misc	1.02%
Owens Corning *		221,000	4,061,980

Bldg-Heavy Construction	0.51%
KBR Inc		95,600	2,025,764

Chemicals-Basic	0.84%
Celanese Corp		129,100	3,317,870

Computer-Manufacturers	3.14%
Apple Inc		76,100	12,433,979

Computer-Networking	1.59%
Brocade Communication Systems Inc *		382,600	3,007,236
Cisco Systems Inc *		92,200	2,029,322
Riverbed Technology Inc *		63,300	1,266,633
			6,303,191

Computer Sftwr-Desktop	1.92%
Microsoft Corp		323,500	7,608,720

Cosmetics/Personal Care	0.49%
Colgate Palmolive Co		26,600	1,926,904

Diversified Operations	4.14%
Berkshire Hathaway Cl B *		2,500	7,951,250
ITT Corp		171,200	8,457,280
			16,408,530

Elec-Misc Products	1.03%
Corning Inc		239,500	4,071,500

Elec-Semiconductor Equip	1.44%
ASML Holding Nv Ny		129,900	3,378,699
Novellus Systems Inc *		119,700	2,342,529
			5,721,228

Elec-Semiconductor Mfg	1.38%
RF Micro Devices Inc *		825,500	4,292,600
Skyworks Solutions Inc *		99,100	1,197,128
			5,489,728

Electrical-Equipment	0.77%
General Cable Corp *		79,000	3,062,830

Emerging Country Exchange-Traded Funds	1.78%
iShares FTSE/Xinhua China 25 Index		27,600	1,155,336
iShares MSCI - Singapore Index		376,400	3,963,492
iShares MSCI - South Africa Index		17,900	890,704
WisdomTree India Earnings		55,000	1,034,550
			7,044,082

Finance-Consumer/Cml Lns	0.67%
SLM Corp *		298,200	2,650,998

Food-Misc Preparation	3.48%
General Mills Inc		33,000	1,944,030
Kellogg Company		165,200	7,847,000
PepsiCo Inc		70,400	3,995,200
			13,786,230

Insurance-Prop/Cas/Titl	0.14%
MGIC Invt Corp *		85,500	564,300

Leisure-Movies & Related	0.98%
Discovery Communications Cl A *		158,200	3,875,900

Leisure-Services	0.98%
Carnival Corporation *		138,700	3,882,213

Medical-Drug/Diversified	1.04%
Johnson & Johnson		67,800	4,128,342

Metal Ores	0.62%
Freeport McMoran Copper & Gold *		40,600	2,448,180

Metal Proc & Fabrication	1.14%
Timken Co		222,800	4,540,664

Oil&Gas-Drilling	0.75%
Transocean Ltd *		37,200	2,964,468

	Retail-Clothing/Shoe	3.97%
	Chicos FAS Inc *		185,500	2,127,685
	Dress Barn Inc *		157,000	2,447,630
	Gymboree Corp *		107,600	4,280,328
	J Crew Group Inc *		129,400	3,643,904
	Lululemon Athletica *		182,600	3,235,672
				15,735,219

	Retail-Major Disc Chains	1.38%
	Wal-Mart Stores		109,700	5,471,836

	Retail-Restaurants	1.27%
	McDonalds Corp		91,700	5,049,002

	Retail-Super/Mini Mkts	0.99%
	Kroger Co		76,300	1,631,294
	Whole Foods Market Inc *		94,800	2,293,212
				3,924,506

	Retail/Whlsle-Autos/Prts	1.93%
	Carmax Inc *		244,700	3,947,011
	Pep Boys - Manny Moe & Jack		375,400	3,727,722
				7,674,733

	Retail/Whlsle-Bldg Prds	1.56%
	Home Depot Inc		162,400	4,212,656
	Lowes Companies Inc		87,500	1,965,250
				6,177,906

	Telecom-Wireless Equip	0.97%
	Qualcomm Inc		83,600	3,863,156

	Telecom-Wireless Svcs	1.62%
	American Tower Corp Cl A *		122,000	4,158,980
	China Unicom Hk ADR		157,000	2,257,660
				6,416,640

	Total Common Stocks (Held Long)	46.55%		184,523,619
Cost	166,732,328

	CALL OPTIONS *	0.97%

	Computer-Manufacturers	0.57%
	Apple Inc		840	2,251,200

	Computer Sftwr-Desktop	0.36%
	Microsoft Corp		8,500	1,428,000

	Financial Services-Diversified	0.04%
	Financial Select Sector		765	159,120

	Total Call Options	0.97%		3,838,320
Cost	3,040,962

PUT OPTIONS *		1.62%

	Exchange-Traded Fund	0.71%
	S&P 500 Depositary Receipt		5,065	1,950,025
	NASDAQ-100 Shares		6,667	866,710
				2,816,735

	Finance-Consumer/Cml Lns	0.00%
	Capital One Financial Cp		1,001	10,010

	Financial Services-Misc	0.23%
	Alliance Data Sys Corp		862	603,400
	Alliance Data Sys Corp		2,235	290,550
				893,950

	Leisure-Products	0.08%
	Harley Davidson Inc		2,170	184,450
	Harley Davidson Inc		2,860	114,400
				298,850

	Medical-Hlth Maint Org	0.18%
	Aetna Inc		2,609	730,520

	Medical-Outpnt/Hm Care	0.09%
	Amedisys Inc		61	65,880
	Amedisys Inc		1,279	281,380
				347,260

	Medical-Systems/Equip	0.19%
	Intuitive Surgical Inc		690	189,750
	Volcano Corp		3,000	585,000
				774,750

	Telecom-Wireless Equip	0.00%
	Garmin Ltd		790	19,750

	US Treasury Bond Fund	0.14%
	iShares Barclays 7-10 Year Treasury Bond Fund		1,095	547,500

	Total Put Options	1.62%		6,439,325
Cost	10,907,483

CORPORATE BONDS		5.10%

	Hewlett Packard 6.125% due 3/1/2014		4,400,000	4,941,275
	Bankone/ JPM 5.90% due 11/15/2011		4,400,000	4,645,155
	Goldman Sachs 6.875% due 1/15/2011		4,360,000	4,642,035
	Estee Lauder 7.75% due 11/1/2013		2,000,000	2,259,624
	Safeway 5.625% due 8/15/2014		2,000,000	2,125,956
	Conagra 6.75% due 9/15/2011		1,475,000	1,604,037
				20,218,082

Total Corporate Bonds		5.10%		20,218,082
Cost	18,947,127.35

Money Market Fund		48.68%
	JP Morgan U.S. Treasury Plus
	Money Market Fund **			192,972,269

Total Money Market Fund		48.68%		192,972,269
Cost	192,972,269

Total Investment in Securities		102.92%		407,991,615
Cost	392,600,169

Other Assets Less Liabilities		-2.92%		-11,574,538

Total Net Asssets		100.00%		396,417,077

* Non-income producing security
** A portion of the Money Market Fund assets are held as collateral for short sales activity

COMMON STOCKS (Short Positions)		-16.96%

Beverages-Soft Drinks		-0.63%
	Hansen Natural Corp *		-80,200	-2,487,002

Computer Sftwr-Desktop		-1.13%
	Nuance Communications *		-338,500	-4,468,200

Finance-Consumer/Cml Lns		-1.17%
	Capital One Financial Cp		-151,700	-4,657,190

	Financial Services-Misc	-1.35%
	Alliance Data Sys Corp *		-105,000	-5,355,000

	Leisure-Hotels & Motels	-0.51%
	Starwood Hotels&Rsrts Ww		-85,200	-2,011,572

	Medical-Hlth Maint Org	-0.19%
	Healthspring Inc *		-58,600	-740,118

	Medical-Products	-0.97%
	Stryker Corp		-98,600	-3,833,568

	Medical-Systems/Equip	-1.65%
	Varian Medical Systems *		-75,800	-2,673,466
	Volcano Corp *		-255,200	-3,876,488
				-6,549,954

	Medical/Dental-Supplies	-0.53%
	Henry Schein Inc *		-41,300	-2,121,994

	Office-Equip & Automatn	-0.50%
	Pitney-Bowes Inc		-96,300	-1,988,595

	Retail-Clothing/Shoe	-2.81%
	Childrens Place Retail *		-206,700	-6,773,559
	Limited Brands Inc		-338,300	-4,377,602
				-11,151,161

	Retail-Consumer Elec	-1.01%
	Radioshack Corp		-257,700	-3,996,927

	Retail-Restaurants	-0.13%
	Cracker Barrl Old Cnt St		-18,200	-525,252

	Retail/Whlsle-Autos/Prts	-1.01%
	Genuine Parts Co		-113,200	-4,009,544

	Telecom-Wireless Equip	-1.67%
	Garmin Ltd		-238,700	-6,602,442

	US Treasury Bond Fund	-1.70%
	iShares Barclays 7-10 Year Treasury Bond Fund		-49,900	-4,549,383
	iShares Lehman 1-3 Year Treasury Bond Fund		-26,300	-2,201,047
				-6,750,430

	Total Securities Sold Short	-16.96%		-67,248,949
Proceeds	-61,731,278

	* Non-income producing security

Item 2.   Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By: /s/ Michael B. Orkin
Michael B. Orkin
President

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michael B. Orkin
Michael B. Orkin
President

Date: September 22, 2009

By: /s/ William C. Horne
William C. Horne
Treasurer

Date: September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)